Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties:
	December 31, 2023		December 31, 2022
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current assets	$-	$121	$-	$-
Non-current assets	$-	$108	$-	$-
Current liabilities	$95	$-	$70	$55

Schedule of Transactions with Related Parties	Transactions with related parties (not including amounts described in Note 24c):
	Year ended December 31,
	2023	2022	2021
Research and development expenses	$40	$208	$-
Sale of minority interest in subsidiary	$2,985	$-	$-

Schedule of Benefits to Key Management Personnel	Benefits to key management personnel (including directors):
	Year ended December 31,
	2023	2022	2021
Short-term benefits	$1,204	$1,940	$962

Management fees (see also note 25a)	$220	$-	$-

Cost of share-based payment	$84	$779	$43